Intellectual property (Details Narrative)	1 Months Ended			12 Months Ended
	Apr. 18, 2023 USD ($)	Aug. 31, 2021 USD ($)	Apr. 22, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2020 USD ($) shares
Estimated Useful Life Of Asset				20 years	20 years	15 years
Milestone Payment		$ 15,000		$ 200,000
Milestone Payment Due	$ 250,000
Contract Valued	10,000,000
Payment	$ 5,000,000
Fair Value Of Consideration						$ 25,300,000
Annual Amortization Expense 2018				13,781,000,000		1,700,000
Annual Amortization Expense 2019				13,781,000,000		1,700,000.0
Annual Amortization Expense 2020				13,781,000,000		1,700,000.0
Annual Amortization Expense 2021				13,781,000,000		1,700,000.0
Annual Amortization Expense 2022				13,781,000,000		1,700,000.0
Amortization Expense Total				68,902,000,000		$ 8,500,000
Other Costs				3,000
Issuance Costs				$ 42,697
Signature Payments			$ 50,310		$ 15,000
Common Shares , Issued | shares				65,250,710			64,437,790
Common Shares , Amount				$ 95,779,352			$ 95,327,123
SFD? Geothermal Right acquired [Member]
Signature Payments			$ 40,000	$ 40,000
Common Shares , Issued | shares				300,000
Acquisition				$ 275,610
Funds From Operations					$ 5,000,000
TSX
Common Shares , Issued | shares				300,000
Common Shares , Amount				$ 207,300